SHARE-BASED COMPENSATION - Narrative (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012 plan	Jan. 01, 2012	Jan. 02, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans	2
Total compensation expense	$ 2,706	$ 1,905	$ 1,891
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate per share		$ 0.05
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate per share		$ 0.10
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	10 years
Share based compensation, vesting period	4 years
Estimated weighted-average fair value of stock options granted	$ 4.55	$ 8.15	$ 13.75
Total compensation cost not yet recognized, stock options	1,901
Total compensation cost not yet recognized, period for recognition	1 year 1 month 6 days
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate per share			$ 0.25
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend rate per share			$ 0.50
Stock awards, performance-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized, period for recognition	1 year 2 months 12 days
Weighted average grant date fair value (in dollars per share)	$ 7.85
Equity instruments other than options, vested in period, total fair value	62	134
Total compensation cost not yet recognized, share-based awards other than options	809
Stock awards, performance-based | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Requisite Service Period for Performance Purposes	1 year
Stock awards, performance-based | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Requisite Service Period for Performance Purposes	2 years
Stock awards, service-based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	4 years
Total compensation cost not yet recognized, period for recognition	1 year 10 months 24 days
Weighted average grant date fair value (in dollars per share)	$ 7.85	$ 16.95	$ 21.70
Equity instruments other than options, vested in period, total fair value	84	229	253
Total compensation cost not yet recognized, share-based awards other than options	$ 929
Equity Incentive Plan, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	5,780,000
Ratio of actually granted to issued	2
Equity Incentive Plan, 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	3,500,000